Total
Upright Assets Allocation Plus Fund
What is the Fund’s Primary Investment Objective?
The Fund’s investment objective is to seek total return.
What are the Fund’s Fees and Expenses?
The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Upright Assets Allocation Plus Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 1 year of purchase)	2.00%

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Upright Assets Allocation Plus Fund
Management Fees	1.30%
Distribution (12b-1) Fees	none
Other Expenses	1.46%
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Fund Operating Expenses	2.89%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment Companies. The operating expenses in this fee table will not correlate to the expense ratio In the Fund's financial highlights because the financial statements include only the direct Operating expenses incurred by the fund.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Upright Assets Allocation Plus Fund | USD ($)	292	895	1,523	3,214

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.03% of the average value of its portfolio.

What are the Fund’s Primary Investment Strategies?

The Fund invests primarily in a portfolio of securities and other investments of issuers across a broad range of countries and asset categories. These global assets fall under five general categories which are: Equity Securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalents such as money market funds.

The Fund’s adviser will invest in two major portfolio components representing two kinds of management styles:

1.	Core Assets Allocation - Invest 50-90% of assets in this portfolio that involves setting up an asset mix within the five general categories for long-term appreciation. Periodic adjustments will be made based on market conditions.
2.	Dynamic Assets Allocation - Invest 10-40% of assets in this portfolio involves frequent adjustments to respond to changes in market conditions. The asset mix in this portfolio also contains the global assets under the five general categories. Some strategies include actively looking for short- and intermediate-term undervalued and overvalued assets, moving between asset classes to take advantage of market inefficiencies and sometime overreaction to market conditions; rebalancing portfolio in order to bring the asset mix back to the Fund’s long-term target. These strategies would be carried out based on the Fund adviser’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities.

An alternative investment strategy, which will invest 10-30% of assets in this portfolio when the Adviser deems the economic and market conditions are suitable for such, usually when there is an economic downturn, or when there is fundamental deterioration in the underlying securities. Alternative investments typically have a low correlation with those of standard asset classes, which makes them suitable for portfolio diversification. This is a separate strategy where the Fund may use ETFs that track or do not track an index, and buying and writing derivatives, such as options trading*, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective. The Fund will segregate assets with notional amounts sufficient to cover the full obligation of the credit default swaps.

*Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 15% limitation.

Investing will be carried out without regard to market capitalization, or whether the security is domestic or foreign under the five general categories stated above.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s prospectus will be updated prior to any change in the Fund’s investment objective.

The Principal Investment Selection Process

When selecting investments for the Fund, the Adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as SEC filings, company annual report, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The Adviser will sell an investment when the Adviser believes that the security is no longer attractive based on its growth potential, price, or both. The Adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

The risks associated with investment include:

Market Risk: A downward business cycle may adversely affect a specific investment, as may changes in the economic conditions and investor confidence. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

Asset Allocation Risk: If a Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Equity Risk: The risk that the price of equity or equity related securities, such as subscription rights or warrants, may decline due to changes in a company's financial condition and overall market and economic conditions.

Risks of Fixed Income Securities: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o	Interest rate risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. The US Federal Reserve Bank (“The Fed”) recently raised the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.
o	Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.
o	Inflation risk: also called purchasing power risk, is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.
o	Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

Risk of Exchange Traded Funds (ETFs): An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.

High Yield Investments Risk: High yield investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad.

Small Companies Risk: The Fund, from time to time, may invest a substantial portion of its assets in smaller capitalization companies (that is, companies with less than $3 billion in market capitalization). While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

Foreign Securities Risk. Since foreign securities are normally denominated and traded in foreign currencies, these securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks.

Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

General Risks: Loss of money is a risk of investment fund. There is no guarantee that the fund will achieve its objective. An investment in the Fund is not a complete investment program.

Swaps: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

o	Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
o	Interest Rate Swaps Risk: In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
o	Total Return Swaps Risk: In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Futures Risks: Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation.

Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. A Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability.

Borrowing and Leverage: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

Hedging Risk: Hedging is a strategy in which a Fund uses a derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Performance History

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table below show the variability of the returns of the Fund.

UPAAX Yearly Returns

Best and Worst Quarterly Returns Best: 2020 – 4th Quarter 33.72% Worst: 2018 – 1st Quarter -19.40%
Average Annual Total Return as of December 31, 2020 (for periods ended 12/31/20)
Average Annual Total Returns - Upright Assets Allocation Plus Fund	1 Year	Since Inception
Upright Assets Allocation Plus Fund	44.51%	1.58%
Upright Assets Allocation Plus Fund | After Taxes on Distributions	44.23%	1.52%
Upright Assets Allocation Plus Fund | After Taxes on Distributions and Sales	33.80%	1.19%
S&P 500 Index	18.40%	10.93%

Who May Want to Invest in the Fund?

The Fund may be suitable for you if:

•	You are a long-term investor; (at least 5 years)
•	Your investment goal is capital appreciation with income;
•	You have no immediate financial need for the money invested in the Fund;
•	You can accept the significant short-term fluctuations in portfolio value;
•	You have the financial ability to tolerate greater risk in exchange for potential long-term gains by investing in the five categories: Equity securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalent such as money market funds.